Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments Abstract
Schedule of the investees financial statements and equity interest

Company	Equity			Contribution	Dividends distributed	Profit (loss) for the year
	2022	2021	2020	2022	2022	2022	2021	2020

Sesamm	59,371	58,421	51,514	—	(13,875)	14,825	9,059	7,332
Águas de Andradina	30,777	29,591	29,576	—	—	1,186	2,424	778
Águas de Castilho	10,787	9,384	8,533	—	—	1,403	1,428	1,613
Saneaqua Mairinque¹	—	—	4,013	—	—	—	—	(770)
Attend Ambiental	29,729	23,493	11,409	—	(1,941)	8,177	4,701	3,923
Aquapolo Ambiental	73,926	58,172	41,903	—	(14,742)	30,496	25,269	19,131
Paulista Geradora de Energia (*)	10,486	6,153	6,692	5,077	—	(744)	(539)	(452)
Cantareira SP Energia	1,000	—	—	1,000	—		—	—
FOXX URE-BA Ambiental	69,258	—	—	69,258	—		—	—
Infranext Soluções em Pavimentação (**)	7,050	—	—	7,050	—		—	—

(*)	SABESP contributed R$ 5,077, corresponding to 25% of the interest. As of December 31, 2022, Servitec and Tecniplan had an outstanding payable amount of R$ 15,233 related to the remaining interest of 75% in PGE.
(**)	Infranext’s share capital will be R$ 12,000. As of December 31, 2022, SABESP had an outstanding payable amount of R$ 4,950.
(¹)	The amounts presented for 2020 refer to July 31, 2020.
Company	Investments		Contribution	Dividends distributed	OCI (***)	Reclassification	Equity in the earnings of subsidiaries			Interest percentage
	2022	2021	2022	2021	2020	2020	2022	2021	2020	2022	2021	2020

Sesamm	21,374	21,032	—	(4,995)	—	—	5,337	3,261	2,640	36%	36%	36%
Águas de Andradina	9,233	8,877	—	—	—	—	356	700	233	30%	30%	30%
Águas de Castilho	3,236	2,815	—	—	—	—	421	433	485	30%	30%	30%
Saneaqua Mairinque²	—	—	—	—	17	(1,203)	—	—	(248)	46%	46%	30%
Attend Ambiental	13,379	10,572	—	(873)	—	—	3,680	5,438	1,765	45%	45%	45%
Aquapolo Ambiental	36,223	28,504	—	(7,224)	—	—	14,943	12,382	9,374	49%	49%	49%
Paulista Geradora de Energia	6,429	1,538	5,077	—	—	—	(186)	(135)	(113)	25%	25%	25%
Cantareira SP Energia	490	—	490	—	—	—	—	—	—	49%	—	—
FOXX URE-BA Ambiental	13,852	—	13,852	—	—	—	—	—	—	20%	—	—
Infranext Soluções em Pavimentação	450	—	450	—	—	—	—	—	—	45%	—	—
Total	104,666	73,338	19,869	(13,092)	17	(1,203)	24,551	22,079	14,136
Other investments	6,099	6,099
Overall total	110,765	79,437

(***)	Other Comprehensive Income

(²)	On August 20, 2020, the investee Saneaqua Mairinque held an Extraordinary Shareholders' Meeting that approved a capital increase in the amount of R$ 21,944, through the issue of 17,178,988 shares. SABESP waived its preemptive right in the participation of such capital increase, and the shares then issued because of the capital increase were entirely subscribed by the shareholder BRK Ambiental, resulting in the dilution of SABESP’s interest in the investee. Accordingly, SABESP discontinued the equity accounting method and recorded this financial asset under the fair value on the transaction date, in the amount of R$ 5,734 recorded as “Other investments”. The amounts corresponding to the equity result were recorded until July 2020.